Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Current Liabilities
9.	Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2015	2016
	RMB	RMB
Customer deposits	54,677	30,570
Accrued expenses	11,919	21,172
Accrued Property, Equipment and Software related payables	3,570	5,714
Others	742	1,017

Total	70,908	58,473